Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Interest Rate Contract [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Interest Rate Contract [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Interest Rate Contract [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Derivative Loan Commitments [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Derivative Loan Commitments [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Derivative Loan Commitments [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Equity Contract [Member] Minimum [Member] Option model [Member]	Dec. 31, 2012 Equity Contract [Member] Maximum [Member] Option model [Member]	Dec. 31, 2012 Equity Contract [Member] Weighted Average [Member] Option model [Member]	Dec. 31, 2012 Credit Contract [Member] Minimum [Member] Market comparable pricing [Member]	Dec. 31, 2012 Credit Contract [Member] Minimum [Member] Option model [Member]	Dec. 31, 2012 Credit Contract [Member] Maximum [Member] Market comparable pricing [Member]	Dec. 31, 2012 Credit Contract [Member] Maximum [Member] Option model [Member]	Dec. 31, 2012 Credit Contract [Member] Weighted Average [Member] Market comparable pricing [Member]	Dec. 31, 2012 Credit Contract [Member] Weighted Average [Member] Option model [Member]	Dec. 31, 2012 Government, healthcare and other revenue bonds [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Government, healthcare and other revenue bonds [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Government, healthcare and other revenue bonds [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Auction Rate Securities [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Auction Rate Securities [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Auction Rate Securities [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Collateralized debt obligations [Member] Minimum [Member] Market comparable pricing [Member]	Dec. 31, 2012 Collateralized debt obligations [Member] Maximum [Member] Market comparable pricing [Member]	Dec. 31, 2012 Collateralized debt obligations [Member] Weighted Average [Member] Market comparable pricing [Member]	Dec. 31, 2012 Auto loans and leases [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Auto loans and leases [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Auto loans and leases [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Dealer Floorplan [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Dealer Floorplan [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Dealer Floorplan [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Diversified Payment Rights [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Diversified Payment Rights [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Diversified Payment Rights [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Other Commercial and Consumer [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Other Commercial and Consumer [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Other Commercial and Consumer [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Perpetual preferred securities [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Perpetual preferred securities [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Perpetual preferred securities [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Mortgages held for sale [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Mortgages held for sale [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Mortgages held for sale [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Loans Receivable [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Loans Receivable [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Loans Receivable [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Residential Mortgage Servicing [Member] Minimum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Residential Mortgage Servicing [Member] Maximum [Member] Discounted cash flow [Member]	Dec. 31, 2012 Residential Mortgage Servicing [Member] Weighted Average [Member] Discounted cash flow [Member]	Dec. 31, 2012 Recurring [Member]	Dec. 31, 2011 Recurring [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member]	Dec. 31, 2011 Level 3 [Member] Recurring [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Interest Rate Contract [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Derivative Loan Commitments [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Equity Contract [Member] Option model [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Credit Contract [Member] Market comparable pricing [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Credit Contract [Member] Option model [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Government, healthcare and other revenue bonds [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Auction Rate Securities [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Collateralized debt obligations [Member] Market comparable pricing [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Collateralized debt obligations [Member] Vendor priced [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Auto loans and leases [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Dealer Floorplan [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Diversified Payment Rights [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Other Commercial and Consumer [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Other Commercial and Consumer [Member] Vendor priced [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Perpetual preferred securities [Member] Discounted cash flow [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member] Residential Mortgage Servicing [Member] Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities																																																													$ 3,081,000,000	$ 596,000,000	$ 1,423,000,000	$ 12,507,000,000	$ 5,921,000,000	$ 1,030,000,000	$ 639,000,000	$ 1,665,000,000	$ 87,000,000	$ 794,000,000
Mortgages held for sale, carried at fair value	42,305,000,000	44,791,000,000																																																	42,305,000,000	44,791,000,000	3,250,000,000	3,410,000,000	3,250,000,000
Loans	6,206,000,000	5,916,000,000																																																	6,206,000,000	5,916,000,000	6,021,000,000	23,000,000	6,021,000,000
MSRs (carried at fair value)	11,538,000,000	12,603,000,000																																																	11,538,000,000	12,603,000,000	11,538,000,000	12,603,000,000																	11,538,000,000
Net derivative assets and liabilities																																																								162,000,000	497,000,000	(122,000,000)	(1,157,000,000)	8,000,000
Total insignificant level 3 assets, net of liabilities																																																					835,000,000
Total level 3 assets, net of liabilities																																																					48,775,000,000
Fair Value Inputs [Abstract]
Discount rate																		0.50%	4.80%	1.80%	2.00%	12.90%	4.40%				0.60%	1.60%	1.00%	0.50%	2.20%	1.90%	1.00%	2.90%	1.80%	0.60%	6.80%	2.70%	4.30%	9.30%	6.30%	3.40%	7.50%	5.40%	2.40%	2.80%	2.60%	6.70%	10.90%	7.40%
Prepayment rate			7.40%	15.60%	14.90%																						0.60%	0.90%	0.70%													1.00%	11.00%	6.20%	1.60%	44.40%	11.60%	7.30%	23.70%	15.70%
Loss severity			45.80%	83.20%	51.60%								16.50%		87.50%		52.30%										50.00%	66.60%	51.80%													1.30%	35.30%	26.40%
Comparability adjustment												(34.40%)		30.50%		0.10%								(22.50%)	24.70%	3.50%
Default rate			0.00%	20.00%	5.40%																						2.10%	9.70%	3.20%													0.60%	14.80%	5.50%
Volatility factor									3.00%	68.90%	26.50%
Weighted average life																					3 years	7 years 6 months 7 days	3 years 4 months 28 days													1 year	7 years 6 months 7 days	2 years 10 months 26 days	1 year	7 years	5 years 3 months 22 days
Cost to service per loan																																																$ 90	$ 854	$ 219
Fall-out factor						1.00%	99.00%	22.90%
Initial-value servicing (in bps)						(13.7)	137.2	85.6
Correlation factor									(43.60%)	94.50%	50.30%
Credit spread													0.10%		14.00%		2.00%
Utilization rate																																													0.00%	2.00%	0.80%